DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other receivables, prepaid expenses and accrued income
The deferred charges are comprised of the following amounts:

(in thousands of $)	2012	2011
Debt arrangement fees and other deferred financing charges	6,335	14,860
Accumulated amortization	(2,271)	(5,291)
	4,064	9,569